Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets And Goodwill [Abstract]
Reconciliation of carrying amount of goodwill and intangibles
At December 31, 2022
Intellectual
Contracts

property
Total
Cost
Beginning of year $ 110,618 $ 118,819 $ 229,437
Effect of movements in exchange rates 8,027 - 8,027
End of year 118,645 118,819 237,464
Accumulated amortization and impairment
Beginning of year 109,886 68,304 178,190
Amortization charge 739 3,454 4,193
Effect of movements in exchange rates 7,964
-
7,964
End of year 118,589 71,758 190,347
Net book value at December 31, 2022 $ 56 $ 47,061 $ 47,117
At December 31, 2021
Intellectual

Contracts property Total
Cost
Beginning of year $ 111,388 $ 118,819 $ 230,207
Effect of movements in exchange rates (770) - (770)
End of year 110,618 118,819 229,437
Accumulated amortization and impairment
Beginning of year 109,663 64,722 174,385
Amortization charge 975 3,582 4,557
Effect of movements in exchange rates (752)
-
(752)
End of year 109,886 68,304 178,190
Net book value at December 31, 2021 $ 732 $ 50,515 $ 51,247